Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

12. Income Taxes

The components of net loss before taxes are as follows:

	Year Ended December 31, 2022	For the Period From September 13, 2021 (Inception) Through December 31, 2021
Domestic	$(3,205,342)	$(2,388,630)
Foreign	(1,739,797)	(219,297)
Total net loss before taxes	$(4,945,139)	$(2,607,927)

The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate for the year ended December 31, 2022 and the period September 13, 2021 (inception) through December 31, 2021 as follows:

	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
Tax computed at federal statutory rate	21.00%	21.00%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	(5.89)%	4.11%
Permanent differences	0.64%	(22.95)%
Other	2.98%	—
Valuation allowance	(18.73)%	(2.16)%
Income tax expense	—	—

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. Significant components of deferred tax assets (liabilities) are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$496,751	$140,241
Capitalized R&D costs	50,289	—
Share-based compensation	418,019	—
Right-of-use lease liability	243,113	264,249
Total deferred tax assets	1,208,172	404,490

Deferred tax liabilities:
Share-based compensation	—	(91,691)
Right-of-use lease asset	(230,550)	(261,281)
Total deferred tax liabilities	(230,550)	(352,972)
Total net deferred tax assets	977,622	51,518
Less: valuation allowance	(977,622)	(51,518)
Net deferred taxes	$—	$—

The Company has no income tax expense due to operating losses incurred for the year ended December 31, 2022 and the period from September 13, 2021 (inception) through December 31, 2021. The Company has provided a full valuation allowance on the net deferred tax asset because management has determined that it is more-likely-than-not that the Company will not earn income sufficient to realize the deferred tax assets during a future period. The valuation allowance increased by $926,104 in 2022 due to the increase in the net deferred tax assets by the same amount; primarily due to net operating loss carryforwards and the mandatory capitalization of qualified research and development expenses in 2022.

As of December 31, 2022, the Company has federal, state and South Africa NOLs available of approximately $1,657,883, $1,657,883 and $459,680, respectively, to offset future taxable income, if any, for federal and state income tax purposes. The state NOLs are carried forward indefinitely until used and never expire. Under the Tax Act, federal NOLs utilized are limited to 80% of taxable income in any year where taxable income is determined without regard to the NOL deduction itself. The Tax Act generally eliminates the ability to carry back any net operating loss to prior taxable years, while allowing unused net operating losses to be carried forward indefinitely.

The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more likely than not recognition threshold to be recognized. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest and penalties on the Company’s balance sheets and has not recognized interest and/or penalties in the statements of operations and comprehensive loss for the year ended December 31, 2022 and for the period from September 13, 2021 (inception) through December 31, 2021. Uncertain tax positions are evaluated based upon the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, derecognition, and measurement. Adjustments may result, for example, upon resolution of an issue with the taxing authorities or expiration of a statute of limitations barring an assessment for an issue. As of December 31, 2022 and December 31, 2021, there were no uncertain tax positions.

 Ownership changes, as defined in the IRC, may limit the amount of net operating loss carryforwards that can be utilized annually to offset future taxable income pursuant to IRC Section 382 or similar provisions. Subsequent ownership changes could further affect the limitation in future years. The Company has not completed a study to assess whether a change of control has occurred or whether there have been multiple changes of control since the Company’s formation due to the significant complexity and cost associated with such study and because there could be additional changes in control in the future. As a result, the Company is not able to estimate the effect of the change in control, if any, on the Company’s ability to utilize net operating loss and research and development credit carryforwards in the future.